Intangibles (Details) - Ambulnz, Inc. [Member] - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangibles (Details) [Line Items]
Amortization expense	$ 725,023	$ 879,984	$ 1,451,214	$ 640,086
Capitalized software development costs	$ 1,933,661		$ 1,933,661	$ 1,610,889